UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-834

Name of Registrant: Vanguard Windsor Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (98.3%)[1]
Consumer Discretionary (13.3%)
Comcast Corp.	8,941,200	208,688
* Buck Holdings LP Private Placement	7,826,498	205,603
Home Depot Inc.	4,229,400	147,733
Virgin Media Inc.	4,713,000	124,706
Comcast Corp. Class A	5,053,700	121,390
* Toll Brothers Inc.	5,941,900	118,600
TJX Cos. Inc.	1,622,800	89,741
Staples Inc.	4,982,400	80,017
2 MDC Holdings Inc.	2,646,126	59,829
Time Warner Cable Inc.	773,800	56,727
Viacom Inc. Class B	1,107,440	53,622
* General Motors Co.	1,654,700	45,802
News Corp. Class A	2,486,700	39,837
Lowe's Cos. Inc.	1,835,000	39,599
* DIRECTV Class A	653,200	33,104
Lear Corp.	628,000	30,772
Gap Inc.	1,507,800	29,086
McGraw-Hill Cos. Inc.	546,900	22,751
Fortune Brands Inc.	377,500	22,729
* NVR Inc.	32,904	22,378
* TRW Automotive Holdings Corp.	418,300	21,112
Gannett Co. Inc.	1,632,909	20,836
Limited Brands Inc.	521,800	19,755
* Ford Motor Co.	1,612,600	19,690
Ross Stores Inc.	249,800	18,927
Foot Locker Inc.	813,400	17,675
* Royal Caribbean Cruises Ltd.	441,200	13,510
* Office Depot Inc.	3,038,600	11,486
* GameStop Corp. Class A	481,400	11,351
* Big Lots Inc.	253,200	8,819
		1,715,875
Consumer Staples (7.7%)
Japan Tobacco Inc.	33,056	149,805
Molson Coors Brewing Co. Class B	3,087,300	139,083
CVS Caremark Corp.	3,481,900	126,567
Tyson Foods Inc. Class A	6,439,700	113,081
Sysco Corp.	3,371,900	103,146
Procter & Gamble Co.	1,086,400	66,803
Kroger Co.	2,683,700	66,744
Archer-Daniels-Midland Co.	1,877,700	57,045
Altria Group Inc.	2,167,300	57,000
Bunge Ltd.	695,400	47,850
* Constellation Brands Inc. Class A	1,479,000	30,157
* Smithfield Foods Inc.	723,800	15,938
Philip Morris International Inc.	176,900	12,590
Reynolds American Inc.	203,200	7,153
ConAgra Foods Inc.	250,000	6,402
		999,364

Energy (13.2%)
Chevron Corp.	1,676,800	174,421
* Southwestern Energy Co.	3,376,700	150,466
Apache Corp.	1,124,800	139,160
Anadarko Petroleum Corp.	1,658,000	136,885
Statoil ASA ADR	5,470,100	134,400
Inpex Corp.	15,748	122,244
ConocoPhillips	1,573,900	113,305
Canadian Natural Resources Ltd.	2,699,100	108,747
Consol Energy Inc.	1,999,759	107,187
Noble Corp.	2,491,500	91,862
Devon Energy Corp.	1,105,932	87,037
Hess Corp.	826,655	56,675
Marathon Oil Corp.	1,643,500	50,899
* Marathon Petroleum Corp.	1,066,450	46,700
Nexen Inc.	1,750,000	40,775
* Weatherford International Ltd.	1,675,700	36,731
* Nabors Industries Ltd.	1,125,000	29,711
Transocean Ltd./Switzerland	480,900	29,604
* Tesoro Corp.	870,600	21,147
* McDermott International Inc.	952,000	19,202
		1,697,158
Exchange-Traded Funds (1.2%)
3 Vanguard Value ETF	1,689,100	91,397
3 Vanguard Total Stock Market ETF	892,000	59,621
		151,018
Financials (19.6%)
Wells Fargo & Co.	13,834,500	386,536
JPMorgan Chase & Co.	6,749,250	273,007
ACE Ltd.	3,587,800	240,311
Ameriprise Financial Inc.	3,229,600	174,721
Unum Group	6,269,900	152,923
Bank of America Corp.	13,337,900	129,511
Citigroup Inc.	3,164,500	121,327
BlackRock Inc.	586,300	104,631
Weyerhaeuser Co.	5,151,200	102,972
Principal Financial Group Inc.	3,692,100	102,013
Swiss Re Ltd.	1,662,031	93,570
* UBS AG	5,621,200	92,637
BB&T Corp.	3,519,000	90,368
Invesco Ltd.	4,015,754	89,069
Everest Re Group Ltd.	933,500	76,659
Banco Santander Brasil SA ADR	7,600,000	70,528
Travelers Cos. Inc.	1,131,200	62,363
Mitsubishi UFJ Financial Group Inc.	7,500,000	38,084
* E*Trade Financial Corp.	1,746,380	27,733
Moody's Corp.	755,000	26,886
* Berkshire Hathaway Inc. Class B	243,600	18,068
Morgan Stanley	624,800	13,902
Capital One Financial Corp.	276,900	13,236
* UBS AG	700,000	11,556
Chubb Corp.	184,900	11,553
		2,524,164
Health Care (16.7%)
UnitedHealth Group Inc.	5,362,100	266,121
Pfizer Inc.	13,295,800	255,811
* Amgen Inc.	3,952,100	216,180

	CIGNA Corp.	3,425,200	170,472
	Merck & Co. Inc.	4,698,000	160,343
	Medtronic Inc.	3,609,700	130,130
	Johnson & Johnson	1,872,400	121,313
	Daiichi Sankyo Co. Ltd.	5,796,000	119,774
	Roche Holding AG	604,438	108,464
	Teva Pharmaceutical Industries Ltd. ADR	2,298,000	107,179
*	Gilead Sciences Inc.	2,416,600	102,367
	McKesson Corp.	1,230,700	99,834
	Covidien plc	1,602,700	81,401
	WellPoint Inc.	1,019,800	68,887
	AstraZeneca plc ADR	1,386,420	67,255
*	HCA Holdings Inc.	1,668,900	44,526
*	Health Net Inc.	650,000	18,278
	Aetna Inc.	242,700	10,070
			2,148,405
Industrials (8.0%)
	Pentair Inc.	3,748,800	137,993
	General Electric Co.	7,069,200	126,609
	Textron Inc.	5,371,400	124,241
	Dover Corp.	2,041,300	123,437
*	Delta Air Lines Inc.	11,655,200	91,960
	Honeywell International Inc.	1,590,600	84,461
*	Fiat Industrial SPA	6,362,307	83,981
	United Parcel Service Inc. Class B	1,040,300	72,010
	Northrop Grumman Corp.	1,044,900	63,227
	Raytheon Co.	824,600	36,884
	Ingersoll-Rand plc	893,885	33,449
	Eaton Corp.	523,600	25,107
	Cooper Industries plc	437,700	22,896
			1,026,255
Information Technology (11.0%)
*,2 Arrow Electronics Inc.		6,366,850	221,248
	Cisco Systems Inc.	9,427,100	150,551
	Hewlett-Packard Co.	4,070,300	143,112
	ASML Holding NV	3,918,200	139,684
	Avago Technologies Ltd.	4,130,200	138,898
	Texas Instruments Inc.	4,081,100	121,413
	Western Union Co.	6,218,800	120,707
	Microsoft Corp.	3,840,800	105,238
	Accenture plc Class A	1,310,800	77,521
*	Flextronics International Ltd.	6,844,600	44,148
	Intel Corp.	1,850,000	41,310
*	Dell Inc.	2,032,900	33,014
	Applied Materials Inc.	2,280,800	28,099
	Corning Inc.	1,602,500	25,496
*	Lam Research Corp.	443,900	18,147
	Advanced Semiconductor Engineering Inc. ADR	1,729,200	9,182
*	Motorola Solutions Inc.	169,400	7,604
			1,425,372
Materials (4.6%)
	Potash Corp. of Saskatchewan Inc.	1,729,600	99,988
*	Owens-Illinois Inc.	4,274,800	99,047
	Rexam plc	12,754,190	77,498
	Dow Chemical Co.	1,700,000	59,279
	HeidelbergCement AG	1,034,009	56,868
	Agrium Inc.	602,000	52,603

Incitec Pivot Ltd.			11,000,000	47,652
Alcoa Inc.			2,676,700	39,428
*,^ Sino-Forest Corp.			3,223,900	24,632
LyondellBasell Industries NV Class A			556,600	21,963
Huntsman Corp.			500,000	9,550
Reliance Steel & Aluminum Co.			173,860	8,173
Commercial Metals Co.			224,535	3,258
				599,939
Telecommunication Services (1.0%)
AT&T Inc.			2,084,700	60,998
CenturyLink Inc.			884,500	32,824
* Sprint Nextel Corp.			7,671,800	32,452
				126,274
Utilities (2.0%)
PG&E Corp.			2,324,800	96,317
Northeast Utilities			1,661,500	56,491
DTE Energy Co.			730,000	36,383
TECO Energy Inc.			1,212,700	22,471
CMS Energy Corp.			1,149,000	21,992
UGI Corp.			711,400	21,555
				255,209
Total Common Stocks (Cost $11,312,146)				12,669,033
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.5%)[1]
Money Market Fund (0.8%)
[4,5] Vanguard Market Liquidity Fund	0.114%		112,066,690	112,067

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (1.6%)
Banc of America Securities, LLC
(Dated 7/29/11, Repurchase Value
$208,503,000, collateralized by Federal
National Mortgage Assn. 2.702%-6.500%,
6/1/18-7/1/41, and Federal Home Loan
Mortgage Corp. 4.000%, 4/1/25-11/1/40)	0.180%	8/1/11	208,500	208,500

U.S. Government and Agency Obligations (0.1%)
[6,7] Federal Home Loan Bank Discount Notes	0.080%	8/24/11	5,000	4,999
[6,7] Freddie Mac Discount Notes	0.070%	8/24/11	2,500	2,500
				7,499
Total Temporary Cash Investments (Cost $328,066)				328,066
Total Investments (100.8%) (Cost $11,640,212)				12,997,099
Other Assets and Liabilities-Net (-0.8%)[4]				(103,552)
Net Assets (100%)				12,893,547

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $20,438,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 2.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $24,075,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
7 Securities with a value of $7,499,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

Windsor Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,553,934	909,496	205,603
Temporary Cash Investments	112,067	215,999	—
Futures Contracts—Assets[1]	84	—	—
Futures Contracts—Liabilities[1]	(495)	—	—
Forward Currency Contracts—Liabilities	—	(9,945)	—
Total	11,665,590	1,115,550	205,603
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	206,299
Transfers out of Level 3	(24,847)
Net Realized Gain (Loss)	16,910
Change in Unrealized Appreciation (Depreciation)	7,241
Balance as of July 31, 2011	205,603

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are

Windsor Fund

not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2011	109	35,109	174
E-mini S&P Midcap 400 Index	September 2011	335	31,547	109
E-mini S&P 500 Index	September 2011	45	2,899	(22)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
HSBC	9/16/11	USD	105,160 JPY	8,112,500	(5,009)
UBS	9/16/11	USD	105,160 JPY	8,112,500	(4,936)

JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2011, the counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2010		from		July 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics Inc.	231,114	—	58,896	—	221,248
MDC Holdings Inc.	80,802	5,767	17,214	2,403	59,829
	311,916			2,403	281,077

Windsor Fund

F. At July 31, 2011, the cost of investment securities for tax purposes was $11,640,212,000. Net unrealized appreciation of investment securities for tax purposes was $1,356,887,000, consisting of unrealized gains of $1,913,817,000 on securities that had risen in value since their purchase and $556,930,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (7.0%)
Comcast Corp.	15,298,519	357,067
Wyndham Worldwide Corp.	8,335,332	288,319
Carnival Corp.	7,733,286	257,518
CBS Corp. Class B	8,445,674	231,158
2 Service Corp. International	21,527,536	225,393
Omnicom Group Inc.	2,314,800	108,610
Gap Inc.	5,475,748	105,627
Lowe's Cos. Inc.	4,778,310	103,116
Target Corp.	2,000,000	102,980
* AutoZone Inc.	285,303	81,440
Lear Corp.	1,620,900	79,424
Genuine Parts Co.	1,392,448	74,023
Hyundai Motor Co.	293,600	65,364
* Apollo Group Inc. Class A	1,234,400	62,745
Darden Restaurants Inc.	967,200	49,134
JC Penney Co. Inc.	1,381,700	42,501
Kohl's Corp.	716,058	39,176
Viacom Inc. Class B	736,600	35,666
Newell Rubbermaid Inc.	2,130,000	33,058
Home Depot Inc.	778,074	27,178
Time Warner Cable Inc.	292,900	21,473
Magna International Inc.	412,100	20,098
* General Motors Co.	725,700	20,087
Johnson Controls Inc.	516,600	19,088
Interpublic Group of Cos. Inc.	1,579,900	15,499
Limited Brands Inc.	24,350	922
Macy's Inc.	31,550	911
Brinker International Inc.	27,050	650
* TRW Automotive Holdings Corp.	12,800	646
VF Corp.	4,400	514
* DISH Network Corp. Class A	14,200	421
Walt Disney Co.	8,712	336
Harman International Industries Inc.	5,850	243
Time Warner Inc.	3,799	134
Foot Locker Inc.	4,800	104
		2,470,623
Consumer Staples (10.6%)
Philip Morris International Inc.	12,690,953	903,215
Diageo plc ADR	7,526,520	611,454
Imperial Tobacco Group plc ADR	8,778,125	608,017
Wal-Mart Stores Inc.	7,295,200	384,530
Altria Group Inc.	12,458,407	327,656
CVS Caremark Corp.	6,645,754	241,573
Molson Coors Brewing Co. Class B	2,875,600	129,546
Walgreen Co.	3,150,439	122,993
Sysco Corp.	2,712,841	82,986
Kraft Foods Inc.	2,268,861	78,003
* Energizer Holdings Inc.	961,500	77,535

	General Mills Inc.	1,863,600	69,605
	Procter & Gamble Co.	1,108,440	68,158
	PepsiCo Inc.	334,400	21,415
	Safeway Inc.	851,600	17,177
	Kimberly-Clark Corp.	163,800	10,706
	Coca-Cola Enterprises Inc.	32,400	911
	Reynolds American Inc.	24,800	873
	Sara Lee Corp.	42,800	818
*	Smithfield Foods Inc.	36,050	794
	Hormel Foods Corp.	26,600	771
	Lorillard Inc.	2,900	308
			3,759,044
Energy (13.4%)
	ConocoPhillips	17,444,589	1,255,836
	Occidental Petroleum Corp.	8,033,057	788,686
	Spectra Energy Corp.	27,756,611	749,984
	Chevron Corp.	2,320,149	241,342
	Apache Corp.	1,808,991	223,808
*	Marathon Petroleum Corp.	4,742,950	207,694
	Marathon Oil Corp.	6,317,600	195,656
	Royal Dutch Shell plc ADR	2,043,390	150,496
	BP plc ADR	2,948,170	133,965
	Exxon Mobil Corp.	1,412,982	112,742
	Devon Energy Corp.	1,431,081	112,626
	Consol Energy Inc.	1,935,620	103,749
	Halliburton Co.	1,605,513	87,870
	Noble Corp.	2,046,678	75,461
*	Cameron International Corp.	1,093,637	61,178
	EQT Corp.	941,200	59,747
	El Paso Corp.	2,648,550	54,428
	Total SA ADR	770,600	41,666
	Transocean Ltd.	640,797	39,447
	Valero Energy Corp.	1,153,500	28,976
	Gazprom OAO ADR	1,553,600	22,231
*	Cobalt International Energy Inc.	1,223,500	15,074
	Chesapeake Energy Corp.	14,500	498
			4,763,160
Exchange-Traded Funds (1.0%)
3	Vanguard Total Stock Market ETF	3,197,800	213,741
^,3 Vanguard Value ETF		2,511,200	135,881
			349,622
Financials (18.5%)
	JPMorgan Chase & Co.	23,608,509	954,964
	Wells Fargo & Co.	30,305,173	846,726
	American Express Co.	14,162,850	708,709
	PNC Financial Services Group Inc.	11,571,081	628,194
	Bank of America Corp.	48,470,555	470,649
	Capital One Financial Corp.	9,399,138	449,279
	Citigroup Inc.	9,930,659	380,741
	State Street Corp.	8,551,100	354,614
	SLM Corp.	18,635,452	290,527
	XL Group plc Class A	13,148,132	269,800
	MetLife Inc.	3,774,642	155,553
	Travelers Cos. Inc.	2,393,148	131,934
	Goldman Sachs Group Inc.	918,219	123,932
	Morgan Stanley	4,217,700	93,844
	Ameriprise Financial Inc.	1,662,700	89,952

Prudential Financial Inc.	1,247,700	73,215
Allstate Corp.	2,473,300	68,560
Barclays plc	17,794,000	64,567
American International Group Inc.	1,926,000	55,276
Lincoln National Corp.	2,050,261	54,332
BB&T Corp.	1,668,400	42,844
BNP Paribas SA	635,600	41,221
Unum Group	1,518,000	37,024
ACE Ltd.	540,402	36,196
Janus Capital Group Inc.	3,488,500	29,443
PartnerRe Ltd.	419,100	28,004
* Genworth Financial Inc. Class A	3,315,300	27,583
SunTrust Banks Inc.	775,300	18,987
KeyCorp	1,760,982	14,158
Hartford Financial Services Group Inc.	446,000	10,445
US Bancorp	66,949	1,745
Chubb Corp.	17,499	1,093
Progressive Corp.	44,200	870
* Arch Capital Group Ltd.	23,100	781
Leucadia National Corp.	22,300	751
Reinsurance Group of America Inc. Class A	12,550	731
Torchmark Corp.	18,000	727
Commerce Bancshares Inc.	17,700	724
Ventas Inc.	12,712	688
Vornado Realty Trust	7,300	683
* NASDAQ OMX Group Inc.	26,700	643
Moody's Corp.	16,700	595
Equity Residential	9,400	581
Raymond James Financial Inc.	16,580	527
Aflac Inc.	11,000	507
Kimco Realty Corp.	26,100	497
ProLogis Inc.	13,800	492
Rayonier Inc.	7,100	458
Hospitality Properties Trust	17,520	442
* Berkshire Hathaway Inc. Class B	3,300	245
NYSE Euronext	5,100	171
Validus Holdings Ltd.	3,800	101
		6,565,325
Health Care (12.6%)
Pfizer Inc.	56,768,968	1,092,235
Baxter International Inc.	12,633,468	734,889
Johnson & Johnson	10,240,250	663,466
Medtronic Inc.	12,224,000	440,675
WellPoint Inc.	5,891,399	397,964
Bristol-Myers Squibb Co.	7,416,714	212,563
Merck & Co. Inc.	5,549,629	189,409
Abbott Laboratories	2,773,650	142,344
UnitedHealth Group Inc.	2,525,301	125,331
* Amgen Inc.	1,954,440	106,908
* Gilead Sciences Inc.	1,993,200	84,432
Covidien plc	1,335,190	67,814
* Thermo Fisher Scientific Inc.	700,030	42,065
Eli Lilly & Co.	1,032,000	39,526
* Express Scripts Inc.	577,404	31,330
Novartis AG ADR	495,600	30,331
Sanofi ADR	554,400	21,483
Quest Diagnostics Inc.	381,100	20,583

CIGNA Corp.	20,000	995
AmerisourceBergen Corp. Class A	17,390	666
Aetna Inc.	15,600	647
Humana Inc.	8,610	642
* Charles River Laboratories International Inc.	5,850	231
* Forest Laboratories Inc.	5,800	215
* Watson Pharmaceuticals Inc.	900	60
		4,446,804
Industrials (11.6%)
Raytheon Co.	15,148,461	677,591
General Electric Co.	32,845,107	588,256
Honeywell International Inc.	10,950,211	581,456
2 Cooper Industries plc	11,105,488	580,928
ITT Corp.	8,813,102	470,091
Illinois Tool Works Inc.	8,201,530	408,436
Lockheed Martin Corp.	1,469,300	111,270
* Corrections Corp. of America	4,637,400	99,519
Norfolk Southern Corp.	1,197,300	90,636
Northrop Grumman Corp.	1,133,676	68,599
Dover Corp.	1,008,050	60,957
General Dynamics Corp.	864,000	58,873
United Parcel Service Inc. Class B	847,060	58,633
Ingersoll-Rand plc	1,369,933	51,263
CSX Corp.	1,958,380	48,117
United Technologies Corp.	572,661	47,439
PACCAR Inc.	714,600	30,592
FedEx Corp.	317,200	27,558
Embraer SA ADR	586,200	17,305
Cummins Inc.	141,300	14,820
Boeing Co.	139,900	9,859
* Huntington Ingalls Industries Inc.	92,550	3,099
Rockwell Collins Inc.	31,393	1,729
Eaton Corp.	19,800	949
Stanley Black & Decker Inc.	12,700	835
Parker Hannifin Corp.	9,400	743
KBR Inc.	19,900	709
3M Co.	6,626	577
* Hertz Global Holdings Inc.	33,100	466
Towers Watson & Co. Class A	6,800	416
		4,111,721
Information Technology (13.3%)
International Business Machines Corp.	6,440,020	1,171,118
Microsoft Corp.	33,975,340	930,924
Intel Corp.	35,501,200	792,742
Hewlett-Packard Co.	17,937,887	630,696
Oracle Corp.	7,436,040	227,394
Xerox Corp.	12,353,900	115,262
Corning Inc.	6,005,600	95,549
* Google Inc. Class A	140,980	85,108
Cisco Systems Inc.	5,204,700	83,119
Texas Instruments Inc.	2,529,900	75,265
* eBay Inc.	1,949,649	63,851
Samsung Electronics Co. Ltd.	79,250	63,461
Mastercard Inc. Class A	203,213	61,624
CA Inc.	2,633,628	58,730
* EMC Corp.	2,242,500	58,484
* Lexmark International Inc. Class A	1,113,994	37,397

* Western Digital Corp.	957,700	33,002
Lender Processing Services Inc.	1,635,700	30,800
* AOL Inc.	1,774,600	30,488
TE Connectivity Ltd.	879,475	30,280
* Dell Inc.	1,586,600	25,766
^ Nokia Oyj ADR	2,184,300	12,669
* Motorola Solutions Inc.	19,845	891
Applied Materials Inc.	67,000	826
* IAC/InterActiveCorp	15,900	658
* Electronic Arts Inc.	28,500	634
* Motorola Mobility Holdings Inc.	27,575	617
* LSI Corp.	32,800	241
Seagate Technology plc	11,300	157
Jabil Circuit Inc.	6,600	121
* Avnet Inc.	1,800	53
		4,717,927
Materials (1.8%)
EI du Pont de Nemours & Co.	2,610,738	134,244
Ball Corp.	2,642,291	102,521
Newmont Mining Corp.	1,382,100	76,859
Monsanto Co.	1,008,500	74,105
Nucor Corp.	1,826,300	71,025
Dow Chemical Co.	1,837,900	64,088
Praxair Inc.	389,690	40,387
Freeport-McMoRan Copper & Gold Inc.	716,900	37,967
Mosaic Co.	307,939	21,777
Bemis Co. Inc.	563,400	17,803
PPG Industries Inc.	127,200	10,710
Eastman Chemical Co.	8,050	778
LyondellBasell Industries NV Class A	18,300	722
		652,986
Telecommunication Services (2.4%)
Vodafone Group plc ADR	13,613,400	382,537
AT&T Inc.	7,724,707	226,025
Verizon Communications Inc.	6,387,309	225,408
* MetroPCS Communications Inc.	16,720	272
CenturyLink Inc.	4,375	162
		834,404
Utilities (4.3%)
Dominion Resources Inc.	11,855,614	574,404
2 CenterPoint Energy Inc.	25,083,513	491,135
Entergy Corp.	2,996,778	200,185
Edison International	2,092,600	79,665
Exelon Corp.	1,465,100	64,567
Public Service Enterprise Group Inc.	1,644,900	53,870
Sempra Energy	843,700	42,767
PPL Corp.	761,100	21,235
Northeast Utilities	23,900	813
CMS Energy Corp.	39,800	762
Alliant Energy Corp.	19,100	753
TECO Energy Inc.	40,300	747
NV Energy Inc.	49,300	732
Pinnacle West Capital Corp.	15,100	639
Integrys Energy Group Inc.	12,300	618
Duke Energy Corp.	30,100	560
Pepco Holdings Inc.	26,100	487
Ameren Corp.	11,700	337

NiSource Inc.			5,500	111
Consolidated Edison Inc.			1,600	84
				1,534,471
Total Common Stocks (Cost $29,320,950)				34,206,087
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.1%)
[4,5] Vanguard Market Liquidity Fund	0.114%		1,089,170,152	1,089,170

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.085%	8/24/11	50	50
[6,7] Federal Home Loan Bank Discount Notes	0.053%	8/10/11	10,000	9,999
[6,7] Freddie Mac Discount Notes	0.110%	8/10/11	25,000	24,999
[6,7] Freddie Mac Discount Notes	0.075%	8/29/11	1,200	1,200
				36,248
Total Temporary Cash Investments (Cost $1,125,419)				1,125,418
Total Investments (99.7%) (Cost $30,446,369)				35,331,505
Other Assets and Liabilities-Net (0.3%)[4]				97,295
Net Assets (100%)				35,428,800

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $57,827,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 1.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $59,821,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $35,449,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in

Windsor II Fund

Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,949,243	256,844	—
Temporary Cash Investments	1,089,170	36,248	—
Futures Contracts—Assets[1]	264	—	—
Futures Contracts—Liabilities[1]	(3,506)	—	—
Total	35,035,171	293,092	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

Windsor II Fund

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	September 2011	4,227	272,303	(2,328)
S&P 500 Index	September 2011	665	214,197	1,112

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2010		from		July 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000 )	($000 )	($000 )	($000)	($000)
CenterPoint Energy Inc.	385,047	40,222	8,552	13,970	491,135
Cooper Industries plc	632,635	—	57,177	9,772	580,928
ITT Corp.	439,950	—	25,443	6,658	NA1
Quest Diagnostics Inc.	460,663	22,157	530,770	901	NA1
Service Corp. International	182,129	—	3,874	3,014	225,393
Wyndham Worldwide Corp.	397,614	—	168,500	4,147	NA1
	2,498,038			38,462	1,297,456

1 Not applicable — At July 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At July 31, 2011, the cost of investment securities for tax purposes was $30,446,369,000. Net unrealized appreciation of investment securities for tax purposes was $4,885,136,000, consisting of unrealized gains of $8,555,754,000 on securities that had risen in value since their purchase and $3,670,618,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 22, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.